Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	₩ 6,352,665	₩ 8,775,086
Non-current assets	24,558,612	39,131,871
Current liabilities	(6,960,435)	(8,177,967)
Non-current liabilities	(11,615,704)	(15,332,747)
Carrying amount of non-controlling interests	755,792	652,349
Revenue	16,864,348	16,183,498	₩ 15,512,014
Profit (loss) for the year	2,418,989	1,500,538	860,733
Total comprehensive income (loss)	3,781,181	1,962,360	861,742
Profit (loss) attributable to non-controlling interests	11,466	(3,814)	(27,965)
Net cash provided by (used in) operating activities	5,031,279	5,821,876	4,034,984
Net cash provided by (used in) investing activities	(3,486,189)	(4,250,402)	(3,581,584)
Net cash provided by (used in) financing activities	(2,053,611)	(1,457,579)	(686,674)
Effects on exchange rate changes on cash and cash equivalents	₩ 11,599	₩ (15,066)	₩ (2,601)
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		48.60%	48.60%
Current assets		₩ 146,278	₩ 136,269
Non-current assets		26,165	35,317
Current liabilities		(72,762)	(49,776)
Non-current liabilities		(3,880)	(3,893)
Net assets		95,801	117,917
Net assets on the consolidated financial statements		95,801	117,917
Carrying amount of non-controlling interests		47,452	57,175
Revenue		226,329	196,961
Profit (loss) for the year		(23,068)	(48,006)
Profit (loss) for the year on the consolidated financial statements		(23,068)	(48,006)
Total comprehensive income (loss)		(22,740)	(47,971)
Profit (loss) attributable to non-controlling interests		(10,770)	(23,281)
Net cash provided by (used in) operating activities		15,223	(1,387)
Net cash provided by (used in) investing activities		(2,471)	(2,596)
Net cash provided by (used in) financing activities		(2,329)	(2,965)
Effects on exchange rate changes on cash and cash equivalents		(2,053)	197
Net increase(decrease) in cash and cash equivalents		₩ 8,370	₩ (6,751)
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		47.40%	47.30%
Current assets		₩ 215,672	₩ 208,527
Non-current assets		27,770	27,802
Current liabilities		(96,139)	(88,842)
Non-current liabilities		(3,804)	(4,783)
Net assets		143,499	142,704
Net assets on the consolidated financial statements		143,499	142,704
Carrying amount of non-controlling interests		68,573	67,742
Revenue		155,218	135,116
Profit (loss) for the year		1,952	(5,415)
Profit (loss) for the year on the consolidated financial statements		1,952	(5,415)
Total comprehensive income (loss)		2,278	(5,856)
Profit (loss) attributable to non-controlling interests		930	(2,256)
Net cash provided by (used in) operating activities		38,006	14,426
Net cash provided by (used in) investing activities		(62,816)	(87,275)
Net cash provided by (used in) financing activities		(2,499)	96,189
Effects on exchange rate changes on cash and cash equivalents			2
Net increase(decrease) in cash and cash equivalents		₩ (27,309)	₩ 23,342
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		18.20%	18.20%
Current assets		₩ 896,828	₩ 779,568
Non-current assets		102,397	143,856
Current liabilities		(508,427)	(420,022)
Non-current liabilities		(34,107)	(26,410)
Net assets		456,691	476,992
Fair value adjustment and others		(14,297)	(18,805)
Net assets on the consolidated financial statements		442,394	458,187
Carrying amount of non-controlling interests		81,754	84,673
Revenue		545,556	530,489
Profit (loss) for the year		(29,623)	(5,077)
Depreciation of the fair value adjustment and others		(492)	(614)
Profit (loss) for the year on the consolidated financial statements		(30,115)	(5,691)
Total comprehensive income (loss)		(15,793)	(13,590)
Profit (loss) attributable to non-controlling interests		(5,565)	(1,064)
Net cash provided by (used in) operating activities		65,499	7,980
Net cash provided by (used in) investing activities		(71,644)	102,366
Net cash provided by (used in) financing activities		(18,059)	(72,686)
Effects on exchange rate changes on cash and cash equivalents		(385)	35
Net increase(decrease) in cash and cash equivalents		(24,589)	37,695
Dividends paid to non-controlling interests		₩ 5,000	₩ 17,500
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		37.40%	45.00%
Current assets		₩ 306,520	₩ 126,437
Non-current assets		2,620,876	2,513,344
Current liabilities		(417,194)	(279,403)
Non-current liabilities		(2,133,742)	(2,051,517)
Net assets		376,460	308,861
Fair value adjustment and others		(1,227,442)	(1,219,701)
Net assets on the consolidated financial statements		(850,982)	(910,840)
Carrying amount of non-controlling interests		(318,267)	(409,878)
Revenue		1,327,150	913,301
Profit (loss) for the year		14,227	12,703
Depreciation of the fair value adjustment and others		(19,229)	(14,913)
Profit (loss) for the year on the consolidated financial statements		(5,002)	(2,210)
Total comprehensive income (loss)		(3,758)	(5,413)
Profit (loss) attributable to non-controlling interests		(12,432)	(978)
Net cash provided by (used in) operating activities		248,524	238,378
Net cash provided by (used in) investing activities		(229,130)	(194,472)
Net cash provided by (used in) financing activities		11,134	(51,129)
Effects on exchange rate changes on cash and cash equivalents		(554)
Net increase(decrease) in cash and cash equivalents		29,974	(7,223)
Dividends paid to non-controlling interests		₩ 17,273	₩ 28,786
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		55.20%	65.40%
Current assets		₩ 165,668	₩ 133,741
Non-current assets		13,640	10,522
Current liabilities		(101,065)	(77,530)
Non-current liabilities		(3,713)	(989)
Net assets		74,530	65,744
Net assets on the consolidated financial statements		74,530	65,744
Carrying amount of non-controlling interests		46,010	41,074
Revenue		39,440	19,787
Profit (loss) for the year		12,307	5,756
Profit (loss) for the year on the consolidated financial statements		12,307	5,756
Total comprehensive income (loss)		12,145	5,396
Profit (loss) attributable to non-controlling interests		7,568	3,630
Net cash provided by (used in) operating activities		24,629	(9,331)
Net cash provided by (used in) investing activities		(2,284)	5,053
Net cash provided by (used in) financing activities		(4,278)	(4,644)
Net increase(decrease) in cash and cash equivalents		₩ 18,067	(8,922)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	24.90%	24.90%
Current assets	₩ 1,208,535	₩ 1,179,743
Non-current assets	4,762,970	4,586,065
Current liabilities	(1,410,823)	(1,279,132)
Non-current liabilities	(1,681,014)	(1,840,357)
Net assets	2,879,668	2,646,319
Fair value adjustment and others	(23,000)
Net assets on the consolidated financial statements	2,856,668	2,646,319
Carrying amount of non-controlling interests	725,540	665,020
Revenue	4,058,997	3,713,021	3,170,691
Profit (loss) for the year	213,468	150,694	₩ 47,701
Depreciation of the fair value adjustment and others	0
Profit (loss) for the year on the consolidated financial statements	213,468	150,694
Total comprehensive income (loss)	224,107	151,417
Profit (loss) attributable to non-controlling interests	53,645	27,240
Net cash provided by (used in) operating activities	1,064,638	1,035,474
Net cash provided by (used in) investing activities	(624,191)	(844,454)
Net cash provided by (used in) financing activities	(237,241)	(93,259)
Effects on exchange rate changes on cash and cash equivalents	(59)
Net increase(decrease) in cash and cash equivalents	203,147	₩ 97,761
Dividends paid to non-controlling interests	₩ 0